Commitments and contingencies (Details) - USD ($) $ in Millions	Mar. 06, 2023	Jun. 30, 2023	Dec. 31, 2022
Other Disclosures [Line Items]
Contingent liabilities indemnities and other performance guarantees		$ 486.0	$ 498.0
Capital commitments		3,743.0	3,354.0
Contractual capital commitments		1,300.0	1,000.0
Decarbonisation projects
Other Disclosures [Line Items]
Capital commitments		7,500.0
Joint ventures
Other Disclosures [Line Items]
Capital commitments		$ 13.0	$ 15.0
Rio Tinto Finance Usa Limited And Rio Tinto Finance Usa Plc | Contingent liabilities related to joint ventures [member]
Other Disclosures [Line Items]
Contractual payments	$ 10.5
Penalty paid	$ 15.0